Condensed Consolidated Balance Sheets (Parenthetical)		6 Months Ended
		Dec. 31, 2025 $ / shares shares		Dec. 30, 2025 $ / shares shares	Dec. 29, 2025 $ / shares shares	Nov. 21, 2025 shares	Jun. 30, 2025 $ / shares shares
Common stock, par value | $ / shares				$ 0.01			$ 0.01	[1]
Common stock, shares authorized				5,000,000	500,000,000		5,000,000	[1]
Common stock, shares issued	[1]						187,480
Common stock, shares outstanding	[1]						187,480
Stock split, conversion ratio		100
Common Class A [Member]
Common stock, par value | $ / shares		$ 0.01	[1]	$ 0.01	$ 0.0001
Common stock, shares authorized		4,500,000	[1]			450,000,000
Common stock, shares issued	[1]	1,233,120
Common stock, shares outstanding	[1]	1,233,120
Common Class B [Member]
Common stock, par value | $ / shares		$ 0.01	[1]	$ 0.01	$ 0.0001
Common stock, shares authorized		500,000	[1]			50,000,000
Common stock, shares issued	[1]	154,360
Common stock, shares outstanding	[1]	154,360

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).